Income Taxes (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Tax based on federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	1.82%	2.46%
Tax-exempt income	(6.00%)	(5.32%)
Other, net	1.68%	2.91%
Total income tax expense	31.50%	34.05%